Description of Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Organization and General

Newbury Street II Acquisition Corp (the “Company”) was incorporated as a Cayman Islands exempted company on June 18, 2024. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

As of September 30, 2026, the Company had not yet commenced operations. All activity for the period from June 18, 2024 (inception) through September 30, 2026 related to the Company’s formation and the Initial Public Offering (as defined below), and subsequent to the Initial Public Offering, identifying and evaluating prospective acquisition candidates and activities in connection with the Business Combination. The Company will not generate any operating revenue until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering, which are held in the Trust Account ( as defined below). The Company has selected December 31 as its fiscal year end.

Sponsor and Initial Financing

The Company’s sponsor is Newbury Street II Acquisition Sponsor LLC (the “Sponsor”). The Registration Statement on Form S-1 for the Initial Public Offering, initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on August 9, 2024 (File No. 333-281456), was declared effective on October 31, 2024 (as amended, the “IPO Registration Statement”). On November 4, 2024, the Company consummated the initial public offering of 17,250,000 units (the “Public Units”), which included the full exercise of the Over-Allotment Option (as defined in Note 6) in the amount of 2,250,000 Public Units (the “Option Units”), at $10.00 per Public Unit, generating gross proceeds of $172,500,000 (the “Initial Public Offering”), which is described in Note 3 . Each Public Unit consists of one Class A ordinary share, par value $0.0001 per share, of the Company (the “Class A Ordinary Shares” and with respect to the Class A Ordinary Shares included in the Public Units, the “Public Shares”) and one-half of one redeemable warrant (each, a “Public Warrant”).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 648,375 units (the “Private Placement Units”, and together with the Public Units, the “Units”) at a price of $10.00 per Private Placement Unit in a private placement to (i) the Sponsor and (ii) BTIG, LLC (“BTIG”), the underwriter in the Initial Public Offering, in a private placement, generating gross proceeds of $6,483,750, (the “Private Placement”), which is described in Note 4. Of those 648,375 Private Placement Units, the Sponsor purchased 484,500 Private Placement Units and BTIG purchased 163,875 Private Placement Units. Each Private Placement Unit consists of one Class A Ordinary Share (the “Private Placement Shares”) and one-half of one warrant (the “Private Placement Warrants”, and together with the Public Warrants, the “Warrants”). Each whole Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustment.

Transaction costs amounted to $10,113,129, consisting of $3,450,000 of cash underwriting fee, the Deferred Fee as defined in Note 6 of $6,037,500, and $625,629 of other offering costs.

The Trust Account

Following the closing of the Initial Public Offering, on November 4, 2024, the amount of $173,362,500 ($10.05 per Public Unit) from the net proceeds of the Initial Public Offering and the Private Placement was placed in a trust account (the “Trust Account”), with Continental Stock Transfer & Trust Company (“Continental”), acting as trustee. The funds in the Trust Account are held only in (i) U.S. Department of the Treasury (the “Treasury”) bills with a maturity of 185 days or less or in money market funds investing solely in Treasury obligations, (ii) uninvested cash, or (iii) an interest-bearing bank demand deposit account or other accounts at a bank that meet certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The funds will remain in the Trust Account until the earlier of (x) the consummation of the initial Business Combination or (y) the distribution of the Trust Account proceeds as described below. As of the accompanying condensed balance sheet date, these funds were held in money market accounts.

Initial Business Combination

The Company’s management (“Management”) has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward consummating a Business Combination. The initial Business Combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the Deferred Fee and taxes payable, if any, on income earned on the Trust Account) at the time of the agreement to enter into the Business Combination. Furthermore, there is no assurance that the Company will be able to successfully consummate a Business Combination.

The Company will provide the holders of Public Shares (the “Public Shareholders”) with the opportunity to redeem, regardless of whether they abstain, vote for, or against, the initial Business Combination, all or a portion of their Public Shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek shareholder approval under applicable law or stock exchange listing requirement. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with the Company where it does not survive and any transactions where the Company issues more than 20% of the issued and outstanding Ordinary Shares (as defined in Note 5) or seek to amend the Company’s amended and restated memorandum and articles of association (as currently in effect, the “Amended and Restated Articles”) would typically require shareholder approval. The Company intends to conduct redemptions without a shareholder vote pursuant to the tender offer rules of the SEC unless shareholder approval is required by applicable law or stock exchange listing rules, or the Company chooses to seek shareholder approval for business or other reasons.

The Amended and Restated Articles provides that the Company has until February 4, 2027, or such earlier liquidation date as the Company’s board of directors (the “Board”) may approve to consummate the initial Business Combination (the “Combination Period”). If the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter (and subject to lawfully available funds therefor), redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less up to $100,000 of interest to pay dissolution expenses and net of taxes payable, if any), divided by the number of then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Board, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Warrants, which will expire without value to the holder if the Company fails to complete the initial Business Combination within the Combination Period.

The Sponsor and the Company’s executive officers and directors have entered into a letter agreement with the Company, dated October 31, 2024 (the “Letter Agreement”), pursuant to which they have waived their rights to liquidating distributions from the Trust Account with respect to their Founder Shares (as defined in Note 5) and Private Placement Shares if the Company fails to complete the initial Business Combination within the Combination Period. However, if the Sponsor and the Company’s executive officers and directors acquire Public Shares, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete the initial Business Combination within the Combination Period. BTIG has agreed to waive its rights to the Deferred Fee held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares.

The Sponsor, and the Company’s executive officers and directors have also agreed, pursuant to the Letter Agreement, that they will not propose any amendment to the Amended and Restated Articles (i) that would modify the substance or timing of the obligation to allow redemptions in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within the Combination Period or (ii) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity, in each case unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable if any), divided by the number of then issued and outstanding Public Shares.

Merger Agreement

On August 17, 2026, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Fort Robotics, Inc. (“FORT”), a Delaware corporation and Hugo Merger Sub Inc.(“Merger Sub”), a wholly owned subsidiary of the Company. Pursuant to the Merger Agreement, FORT will merge with and into Merger Sub, with FORT surviving the merger as a wholly owned subsidiary of the Company (“FORT Business Combination”).

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) prior to the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (the “Transactions”), the Company will transfer by way of continuation out of the Cayman Islands and into the State of Delaware and domesticate as a Delaware corporation (the “Domestication”), (ii) at the Closing, Merger Sub will merge with and into FORT (the “Merger”), with FORT surviving such merger as a wholly-owned subsidiary of the Company (the “Surviving Corporation”), and (iii) as a result of the Merger, all of the issued and outstanding capital stock of FORT as of immediately prior to the effective time of the Merger will be cancelled and shall cease to exist, in exchange for the right of each FORT stockholder to receive its pro rata share of the Stockholder Merger Consideration (as defined below), all upon the terms and subject to the conditions set forth in the Merger Agreement and in accordance with applicable law.

The Merger Agreement provides that the total consideration received by FORT security holders from the Company at the Closing will be a number of shares of the Company Common Stock with an aggregate value equal to the sum of (i) Five Hundred Million Dollars ($500,000,000) (the “Merger Consideration” and such shares, the “Merger Consideration Shares”), with each share of the Company Common Stock valued at $10.00 (the total portion of the Merger Consideration amount payable to all FORT stockholders in accordance with the Merger Agreement is also referred to as the “Stockholder Merger Consideration”) plus (ii) the aggregate amount of the Permitted Company SAFE Conversion Amounts, with the holders of Fort’s Simple Agreements for Future Equity entered into during the Interim Period (the “Permitted Company SAFEs”) receiving, if any, in full settlement for the conversion and cancellation of each such Permitted Company SAFE, a number of shares of the Company Common Stock determined in accordance with the terms of such Permitted Company SAFEs.

Each outstanding FORT Option, whether vested or unvested, will be assumed by the Company and automatically converted into an option for shares of the Company Common Stock. All FORT convertible securities (other than the FORT Options and certain outstanding warrants) outstanding and not exercised or converted prior to the Closing will be terminated as of the Closing.

Representations and Warranties

The Merger Agreement contains customary representations and warranties made by each of the Company and FORT. Certain of the representations and warranties are qualified by materiality or Material Adverse Effect, as well as information provided in the disclosure schedules to the Merger Agreement. As used in the Merger Agreement, “Material Adverse Effect” means, with respect to any specified person, any fact, event, occurrence, change or effect that has had, or would reasonably be expected to have, individually or in the aggregate, a material adverse effect (i) upon the business, assets, liabilities, results of operations or condition (financial or otherwise) of such person and its subsidiaries, taken as a whole, or (ii) the ability of such person or any of its subsidiaries on a timely basis to consummate the Transactions, subject to customary exceptions with respect to clause (i) above.

No Survival

The representations and warranties of the parties contained in the Merger Agreement terminate as of, and do not survive, the Closing, and there are no indemnification rights for another party’s breach. The covenants and agreements of the parties contained in the Merger Agreement do not survive the Closing, except those covenants and agreements to be performed after the Closing, which covenants and agreements will survive until fully performed.

Covenants of the Parties

Each party agreed in the Merger Agreement to use its commercially reasonable efforts to effect the Closing. The Merger Agreement also contains certain customary covenants by each of the parties during the period between the signing of the Merger Agreement and the earlier of the Closing or the termination of the Merger Agreement in accordance with its terms (the “Interim Period”), including those relating to: (i) the provision of access to properties, books and personnel; (ii) the operation of their respective businesses in the ordinary course of business; (iii) the provision of financial statements by FORT to the Company; (iv) the Company’s public filings; (v) no insider trading; (vi) notifications of certain breaches, consent requirements or other matters; (vii) efforts to consummate the Closing; (viii) tax matters; (ix) further assurances; (x) public announcements; and (xi) confidentiality.

Each party also agreed during the Interim Period not to solicit or enter into a competing alternative transaction in accordance with customary terms and provisions set forth in the Merger Agreement.

The Merger Agreement also contains certain customary post-Closing covenants regarding (a) maintenance of books and records; (b) indemnification of directors and officers and the purchase of directors’ and officers’ tail liability insurance; and (c) use of trust account proceeds.

The parties made customary covenants regarding the registration statement on Form S-4 to be filed by the Company and FORT (as amended or supplemented from time to time, the “Registration Statement”) with the U.S. Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended (the “Securities Act”), to register the shares of the Company Common Stock to be issued as Merger Consideration Shares and the securities of the Company deemed reissued in the Domestication. The Registration Statement also will contain the Company’s proxy statement to solicit proxies from the Company’s shareholders to approve, at an extraordinary general meeting of the Company’s shareholders to be called and held for such purpose among other things, (i) the Merger Agreement and the Transactions, including the Merger and the Domestication; (ii) to the extent required by Nasdaq, the issuance of any shares in connection with the Transaction Financing (as defined below), including the approval of the issuance of more than 20% of the issued and outstanding the Company Common Stock; (iii) the Domestication, including the adoption of new organizational documents of the Company following the Domestication; (iv) the change of name of Newbury Street II Acquisition Corp to “Fort Robotics Holdings, Inc.” and the adoption and approval of the amended and restated organizational documents of the Company; (v) the adoption and approval of a new equity incentive plan of the Surviving Corporation; (vi) the appointment of the members of the post-Closing board of directors of the Company; and (vii) such other matters as FORT and the Company may mutually determine to be necessary or appropriate in order to effect the Merger, the Domestication and the other transactions contemplated by the Merger Agreement and (viii) the approval and adoption of the Insider Letter Agreement (as defined below);.

In addition, FORT agreed that as promptly as practicable after the Registration Statement has become effective, the requisite vote of FORT stockholders, by resolutions duly adopted at a meeting of the FORT stockholders or by unanimous written consent, shall have authorized, approved and consented to, the execution, delivery and performance of the Merger Agreement and each of the ancillary documents to which FORT is or is required to be a party or bound, and the consummation of the Transactions, including the Mergers and the Domestication.

The parties agreed that the post-Closing board of directors will consist of at least five but not more than seven individuals, with such number to be mutually agreed by the Company and FORT. The post-Closing board will include (i) two persons designated by the Company prior to the Closing, at least one of whom will qualify as independent under Nasdaq (or, if applicable, NYSE) rules, (ii) three persons designated by FORT prior to the Closing, at least two of whom will be required to qualify as independent under Nasdaq (or, if applicable, NYSE) rules, and (iii) up to an additional two persons as mutually agreed by the Company and FORT. The post-Closing board will serve staggered terms divided into three classes.

During the Interim Period, the Company may enter into financing agreements with potential investors (whether structured as a private placement of common equity, convertible preferred equity, convertible debt or other securities convertible into or that have the right to acquire common equity, as trust account non-redemption or backstop arrangements or otherwise), in each case with the prior consent of FORT and on terms mutually agreeable to FORT and the Company, acting reasonably (an “Additional Transaction Financing”, together with the Initial PIPE Investment (as defined below), a “Transaction Financing”). During the Interim Period, FORT may enter into the Permitted Company SAFEs in a form in compliance with the Merger Agreement.

Conditions to Closing

The Merger Agreement contains customary conditions to Closing, including the following mutual conditions of the parties (unless waived): (i) approval of the shareholders of the Company; (ii) approval of the stockholders of FORT; (iii) approvals of any required governmental authorities and completion of the HSR Act expiration periods; (iv) no law preventing the Transactions; (v) the Registration Statement having been declared effective by the SEC; (vi) conditional approval for listing on Nasdaq or NYSE of the Company Common Stock to be issued in connection with the Transactions; and (vii) consummation of Domestication.

In addition, unless waived by FORT, the obligations of FORT to consummate the Transactions are subject to the satisfaction of additional Closing conditions, in addition to the delivery by the Company of customary certificates and other Closing deliverables: (i) (a) the fundamental representations and warranties of the Company being true and correct in all material respects on and as of the date of the Merger Agreement and as of the date of the Closing, except to the extent made as of a particular date (subject to certain materiality qualifiers); (b) subject to certain exceptions, all the other representations and warranties of the Company being true and correct (without giving effect to any limitation as to “materiality” or “Material Adverse Effect” or any similar limitation set forth therein) in all respects on and as of the date of the Merger Agreement and as of the date of the Closing, except where the failure of such representations and warranties to be true and correct, individually or in the aggregate has not had and would not reasonably be expected to have a Material Adverse Effect on, or with respect to, the Company; (ii) the Company having performed in all material respects its obligations and complied in all material respects with its covenants and agreements under the Merger Agreement required to be performed or complied with by it on or prior to the date of the Closing and (iii) the absence of any Material Adverse Effect with respect to the Company since the date of the Merger Agreement which is continuing and uncured.

Unless waived by the Company, the obligations of the Company and Merger Sub to consummate the Transactions are subject to the satisfaction of the following additional Closing conditions, in addition to the delivery by FORT of customary certificates and other Closing deliverables and ancillary documents: (i) (a) the fundamental representations and warranties of FORT being true and correct in all material respects on and as of the date of the Merger Agreement and as of the date of the Closing, except to the extent made as of a particular date (subject to certain materiality qualifiers); (b) subject to certain exceptions, all the other representations and warranties of FORT being true and correct (without giving effect to any limitation as to “materiality” or “Material Adverse Effect” or any similar limitation set forth therein) in all respects on and as of the date of the Merger Agreement and as of the date of the Closing, except where the failure of such representations and warranties to be true and correct, individually or in the aggregate has not had and would not reasonably be expected to have a Material Adverse Effect on, or with respect to, FORT and its subsidiaries; (ii) FORT having performed in all material respects its obligations and complied in all material respects with its covenants and agreements under the Merger Agreement required to be performed or complied with or by it on or prior to the date of the Closing; and (iii) the absence of any Material Adverse Effect with respect to FORT and its subsidiaries since the date of the Merger Agreement which is continuing and uncured.

Termination

The Merger Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing, including: (i) by mutual written consent of the Company and FORT; (ii) by either the Company or FORT, if any of the conditions to Closing have not been satisfied or waived by May 17, 2027 (the “Outside Date”), subject to extension if the Company seeks and receives an extension of its deadline to consummate an initial business combination; (iii) by either the Company or FORT, if a governmental authority of competent jurisdiction has issued a final, non-appealable order or taken any other final, non-appealable action permanently restraining, enjoining or otherwise prohibiting the consummation of the Transactions, or if any law has been adopted that permanently makes consummation of such transactions illegal or otherwise prohibited; (iv) by either the Company or FORT in the event of the other party’s uncured breach, if such breach would result in the failure of the related Closing condition (and so long as the terminating party is not in breach under the Merger Agreement so as to prevent the conditions to Closing to be satisfied); (v) by the Company if there has been a Material Adverse Effect on FORT and its subsidiaries following the date of the Merger Agreement, which is uncured and continuing; (vi) by FORT if there has been a Material Adverse Effect on the Company following the date of the Merger Agreement, which is uncured and continuing; (vii) by either the Company or FORT, if the Company holds the extraordinary general meeting of its shareholders to approve the Merger Agreement and the Transactions, and the required shareholder approval is not obtained; and (viii) by either the Company or FORT, if FORT holds its special meeting, and the required FORT shareholder approval is not obtained.

If the Merger Agreement is terminated, all further obligations of the parties under the Merger Agreement (except for certain obligations related to publicity, confidentiality, fees and expenses, trust fund waiver, no recourse, termination and general provisions) will terminate, and no party to the Merger Agreement will have any further liability to any other party thereto, except for liability for fraud or for willful breach of any covenant, obligation or agreement in the Merger Agreement prior to termination.

Trust Account Waiver

FORT agreed that it and its affiliates will not have any right, title, interest or claim of any kind in or to any monies in the Company’s Trust Account held for its public shareholders, and agreed not to, and waived any right to, make any claim against the Trust Account (including any distributions therefrom), other than in connection with the Closing.

Governing Law

The Merger Agreement is governed by the laws of the State of Delaware and the parties are subject to exclusive jurisdiction of federal and state courts located in the State of Delaware (and any appellate courts thereof).

Related Agreements

Voting Agreement

Contemporaneously with the execution and delivery of the Merger Agreement, the Company and FORT entered into Voting and Support Agreements (collectively, the “Voting Agreements”) with certain stockholders of FORT holding sufficient voting power to approve the Merger and the Transactions, pursuant to which, among other things, such stockholders agreed (i) to vote their shares of FORT stock in favor of the adoption of the Merger Agreement, the Ancillary Documents and the approval of the Transactions, subject to certain customary conditions, (ii) to provide a proxy to the Company to vote such shares of FORT stock pursuant to the foregoing, (iii) to take certain other actions in support of the Merger Agreement and related transactions (and any actions required in furtherance thereof) and refrain from taking actions that would adversely affect such stockholders’ ability to perform their obligations under the Voting Agreements and (iv) not to transfer their shares of FORT stock during the period from and including the date of the Voting Agreement and the date on which the Voting Agreement is terminated.

Lock-Up Agreements

Contemporaneously with the execution and delivery of the Merger Agreement, the directors and officers of FORT and owners of more than five (5%) of the issued and outstanding shares of FORT (the “Significant Company Holders”) entered into lock-up agreements (each, a “Lock-Up Agreement”) with the Company. Pursuant to the Lock-Up Agreements, the Merger Consideration Shares received by such holders will be subject to transfer restrictions during the period commencing on the Closing Date and ending on the earliest of (A) the one-year anniversary of the Closing Date, (B) the date upon which the volume-weighted average trading price of the Company Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any twenty (20) trading days within any consecutive thirty (30) trading-day period commencing at least 150 days after the Closing Date and (C) the date after the Closing upon which the Company consummates a liquidation, merger, capital stock exchange, reorganization or other similar transaction with an unaffiliated third party that results in all of the Company’s stockholders having the right to exchange their equity holdings in the Company for cash, securities or other property.

Non-Competition and Non-Solicitation Agreements

Contemporaneously with the execution and delivery of the Merger Agreement, each member of the management team of FORT entered into a non-competition and non-solicitation agreement (each, a “Non-Competition and Non-Solicitation Agreement”) in favor of FORT and the Company and their respective present and future successors and direct and indirect subsidiaries (collectively, the “Covered Parties”). Pursuant to the Non-Competition and Non-Solicitation Agreements, each member of FORT management will agree for a period of two years after the Closing (i) not to compete with the Covered Parties in the United States or in any other market in which the Covered Parties operate, (ii) not to hire, engage or solicit the employees of the Covered Parties, (iii) not to solicit, reduce the amount of business, interfere with or disrupt any customers of the Covered Parties. Each member of the management team will also agree not to disparage the Covered Parties and to agree to customary confidentiality requirements.

FORT Registration Rights Agreements

Prior to or at the Closing, the Company and certain FORT stockholders (the “Reg Rights Holders”) who are expected to be affiliates of FORT immediately after the Closing will enter into a Registration Rights Agreement (the “Fort Registration Rights Agreement”). Pursuant to the terms of the Fort Registration Rights Agreement, the Company will (i) use reasonable best efforts to file with the SEC (at the Company’s sole cost and expense) a registration statement registering the resale of certain securities held by or issuable to the Reg Rights Holders within 30 business days after the Closing (the “Resale Registration Statement”) and (ii) cause the Resale Registration Statement to become effective as soon as reasonably practicable after the filing thereof, but in no event later than the earlier of the 90th calendar day following the filing date if the SEC notifies the Company that it will review the Resale Registration Statement or the 5th business day after the SEC notifies the Company that it will not review the Resale Registration Statement. The Reg Rights Holders will also be entitled to certain demand registration rights and piggyback registration rights.

Insider Letter Amendment

Contemporaneously with the execution and delivery of the Merger Agreement, the Company, the Sponsor, FORT, and the directors and officers of the Company entered into an amendment (the “Insider Letter Amendment”) to that certain Letter Agreement, dated October 31, 2024 (the “Insider Letter”), by and among the Company, the Sponsor, FORT and the directors and officers of the Company. The Insider Letter Amendment provides that upon the Closing, (i) up to 2,038,424 Incentive Founder Shares that are actually used to incentivize investors in a Transaction Financing or to secure Trust Account non-redemption arrangements at or prior to the Closing will be released from transfer restrictions, subject to and contingent upon the Closing and (ii) an additional 118,196 Founder Shares shall be released from transfer restrictions, subject to and contingent upon the Closing.

Sponsor Letter Agreement

Contemporaneously with the execution and delivery of the Merger Agreement, the Company entered into a letter agreement (the “Sponsor Letter Agreement”) with the Sponsor and FORT, pursuant to which, among other things, (i) the Sponsor agreed to forfeit, subject to and conditioned upon the Closing, 348,917 Founder Shares (the “Forfeited Founder Shares”), (ii) the Sponsor agreed that 453,159 Founder Shares(together with the Earnout Incentive Founder Shares (as defined below), the “Earnout Founder Shares”) are subject to forfeiture and shall vest only if certain of the Share Price Targets are achieved during the four-year period after Closing (the “Earnout Period”); (iii) the Sponsor must use up to an additional 2,038,424 Founder Shares (the “Incentive Founder Shares”) to incentivize investors in a Transaction Financing or secure Trust Account non-redemption arrangements; and (iv) to the extent that the Sponsor has not transferred or forfeited all of the Incentive Founder Shares at or prior to the Closing pursuant to the foregoing clause (iii), then 302,110 of such Incentive Founder Shares (the “Earnout Incentive Founder Shares”) shall be subject to forfeiture and shall vest only if certain of the Share Price Targets are achieved during the Earnout Period and Sponsor shall forfeit the remaining Incentive Founder Shares at the Closing; provided, however, that such Incentive Founder Shares and Earnout Founder Shares described in the foregoing clauses will remain subject to the transfer restrictions in the Insider Letter.

The Earnout Founder Shares shall vest and no longer be subject to forfeiture as follows:

●	if the volume-weighted average price of the shares of the Company Common Stock equals or exceeds $12.50 per share for any twenty (20) trading days within any consecutive thirty (30) trading-day period during the Earnout Period, 50% of the Earnout Founder Shares will vest and no longer be subject to forfeiture; and

●	if the volume-weighted average price of the shares of the Company Common Stock equals or exceeds $15.00 per share, the remaining 50% of the Earnout Founder Shares will vest and no longer be subject to forfeiture.

Notwithstanding the foregoing, in the event that during the Earnout Period, the Company is subject to a Qualifying Change of Control, then, all of the Earnout Founder Shares that have not previously vested shall vest and shall no longer be subject to forfeiture.

Sponsor Support Agreement

Contemporaneously with the execution and delivery of the Merger Agreement, the Company, FORT and the Sponsor, have entered into the Sponsor Support Agreement (the “Sponsor Support Agreement”), pursuant to which the Sponsor has agreed to, among other things, (i) vote (or cause to be voted) in favor of the Merger Agreement and the Transactions and against any Acquisition Proposal or Alternative Transaction or any other proposal, action or agreement that would or would reasonably be expected to deter the Transactions or Transactions; (ii) waive any adjustment to the conversion ratio set forth in the governing documents of the Company or any other anti-dilution or similar protection with respect to the Founder Shares; (iii) be bound by certain other covenants and agreements related to the Transactions; (iv) be bound by certain transfer restrictions with respect to its shares in the Company prior to the Closing; and (v) waive redemption rights, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement.

PIPE Subscription Agreements

Contemporaneously with the execution of the Merger Agreement, certain investors (the “Initial PIPE Investors”) each entered into a subscription agreement (collectively, the “PIPE Subscription Agreements”) with the Company, pursuant to which, the Company agreed to issue, and the Initial PIPE Investors agreed to purchase, 3,125,000 shares of the Company Common Stock (the “Initial PIPE Shares”), at a purchase price of $10.00 per share for an aggregate purchase price of $31.25 million, in a private placement (the “Initial PIPE Investment”). The PIPE Subscription Agreements contain the option (at the election of the Initial PIPE Investors) to satisfy all or a portion of its obligations under the PIPE Subscription Agreement by agreeing to not redeem Class A ordinary shares held or subsequently acquired by them in connection with the extraordinary general meeting of the Company to be held to approve the Transactions. The consummation of the Initial PIPE Investment is conditioned on the concurrent Closing and other customary closing conditions. Each Initial PIPE Investor agreed in the PIPE Subscription Agreement that it and its affiliates will not have any right, title, interest or claim of any kind in or to any monies in the Company’s Trust Account held for its public shareholders, and agreed not to, and waived any right to, make any claim against Trust Account (including any distributions therefrom). As part of the Initial PIPE Investment, an affiliate of William Zachre Wyatt, a former director of the Company, subscribed for an aggregate purchase price of $5,000,000, and an affiliate of Anthony James Vinciquerra, a director of the Company, subscribed for an aggregate purchase price of $1,000,000.

Pursuant to the PIPE Subscription Agreement, in connection with the Initial PIPE Investment, the Sponsor will transfer, for no additional consideration, up to 980,012 Incentive Founder Shares to the Initial PIPE Investors. In addition, immediately prior to the Closing, FORT will issue shares of its common stock that, for no additional consideration, to the Initial PIPE Investors that upon Closing will convert into up to an aggregate of 412,648 shares of the Company Common Stock.

Pursuant to the PIPE Subscription Agreements, the Company has agreed to file a registration statement registering the resale of the Initial PIPE Shares within thirty (30) calendar days after Closing and use commercially reasonable efforts to cause such registration statement to be declared effective as soon as practicable after the filing.

Each PIPE Subscription Agreement shall terminate and be void and of no further force and effect upon the earliest to occur of (i) such date and time as the Merger Agreement is terminated in accordance with its terms; (ii) the mutual written agreement of the respective parties to terminate such PIPE Subscription Agreement; or (iii) written notice by either party to the other party to terminate if the transactions contemplated by the PIPE Subscription Agreement are not consummated on or prior to the Outside Date.

As of September 30, 2026, holders of approximately 1,409,091 Class A ordinary shares had expressed interest in participating in the non-redemption arrangement.

Amendment to Underwriting Agreement

The Company entered into an underwriting agreement, dated October 31, 2024 (the “Underwriting Agreement”), with BTIG, LLC (“BTIG”), as representative of the several underwriters, in connection with the Company’s initial public offering. On August 17, 2026, the Company and BTIG entered into an amendment to the Underwriting Agreement (the “Underwriting Agreement Amendment”), pursuant to which the Company and BTIG agreed to reduce the Deferred Underwriting Commissions from $6,037,500 to $2,000,000, solely in connection with the Transactions. In consideration of BTIG’s entry into the Underwriting Agreement Amendment, the Company agreed to appoint BTIG as the exclusive financial advisor and non-exclusive placement agent to the Company in connection with the Transactions. The Underwriting Agreement Amendment is void and of no effect if the Transactions or BTIG’s engagement as exclusive advisor are non-exclusive placement agent are terminated.

Board and Audit Committee Changes

On September 29, 2026, William Zachre Wyatt resigned from the Company’s Board of Directors, effective immediately, in connection with the Company’s engagement of Donerail Group & Co LLC (“Donerail”), an affiliate of Mr. Wyatt, to provide advisory services (Refer to Note 6). His resignation was not due to any disagreement with the Company.

Risks and Uncertainties

The Company’s ability to complete an initial Business Combination, including the FORT Business Combination, may be adversely affected by various factors, many of which are beyond the Company’s control. The Company’s ability to consummate an initial Business Combination could be impacted by, among other things, changes in laws or regulations, downturns in the financial markets or in economic conditions, inflation, fluctuations in interest rates, increases in tariffs, supply chain disruptions, declines in consumer confidence and spending, public health considerations, and geopolitical instability, such as the military conflicts in Ukraine, between the United States, Israel and Iran and others in the Middle East, and Southwest Asia or other armed hostilities. The Company cannot at this time predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact the Company’s ability to complete an initial Business Combination.

Liquidity, Capital Resources and Going Concern

The Company has a mandatory liquidation date of February 4, 2027, the end of the Combination Period, at which time it will cease all operations except for the purpose of winding up, redeeming public shares, and liquidating. As of September 30, 2026, the Company had working capital deficit of $(1,577,601) and $172,928 of cash held outside the Trust Account available to fund ongoing operating expenses.

The Company may need to raise additional capital through loans from its Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors. The Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors, may, but are not obligated to, loan the Company funds as may be required to finance transaction costs in connection with the Company’s initial Business Combination (the “Working Capital Loans”). The Company expects to fund its operating expenses, transaction costs and other obligations through cash held outside the Trust Account and, if necessary, Working Capital Loans. However, no party is obligated to provide such financing. Accordingly, there can be no assurance that additional financing will be available when needed to fund the Company’s operating expenses, transaction costs and other obligations. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that additional financing will be available to it on commercially acceptable terms, if at all.

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, “Presentation of Financial Statements – Going Concern,” Management has determined that the liquidity condition and mandatory liquidation, should a Business Combination not occur, raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the accompanying unaudited condensed financial statements are issued.

The accompanying unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Organization and General

Newbury Street II Acquisition Corp (the “Company”) was incorporated as a Cayman Islands exempted company on June 18, 2024. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”) that the Company has not yet identified. The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). As of December 31, 2025, the Company had not entered into a definitive agreement with any specific Business Combination target.

As of December 31, 2025, the Company had not yet commenced operations. All activity for the period from June 18, 2024 (inception) through December 31, 2025 related to the Company’s formation and the Initial Public Offering (as defined below), and subsequent to the Initial Public Offering (as defined below), identifying and evaluating prospective acquisition candidates and activities in connection with the Business Combination. The Company will not generate any operating revenue until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

Sponsor and Initial Financing

The Company’s sponsor is Newbury Street II Acquisition Sponsor LLC (the “Sponsor”). The Registration Statement on Form S-1 for the Initial Public Offering, initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on August 9, 2024, as amended (File No. 333-281456), was declared effective on October 31, 2024 (the “IPO Registration Statement”). On November 4, 2024, the Company consummated the initial public offering of 17,250,000 units (the “Public Units”), which included the full exercise of the Over-Allotment Option (as defined in Note 6) in the amount of 2,250,000 units (the “Option Units”), at $10.00 per Public Unit, generating gross proceeds of $172,500,000, which is described in Note 3 (the “Initial Public Offering”). Each Public Unit consists of one Class A ordinary share, par value $0.0001 per share, of the Company (the “Class A Ordinary Shares” and with respect to the Class A Ordinary Shares included in the Public Units, the “Public Shares”) and one-half of one redeemable warrant (each, a “Public Warrant”).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 648,375 units (the “Private Placement Units”, and together with the Public Units, the “Units”) at a price of $10.00 per Private Placement Unit to the Sponsor and BTIG, LLC (“BTIG”), the underwriter in the Initial Public Offering (the “Underwriter”), in a private placement, generating gross proceeds of $6,483,750, which is described in Note 4 (the “Private Placement”). Of those 648,375 Private Placement Units, the Sponsor purchased 484,500 Private Placement Units and BTIG purchased 163,875 Private Placement Units. Each Private Placement Unit consists of one Class A Ordinary Share (the “Private Placement Shares”) and one-half of one warrant (the “Private Placement Warrants”, and together with the Public Warrants, the “Warrants”).

Transaction costs amounted to $10,113,129, consisting of $3,450,000 of cash underwriting fee, the Deferred Fee of $6,037,500 (as defined in Note 6), and $625,629 of other offering costs.

The Trust Account

Following the closing of the Initial Public Offering, on November 4, 2024, an amount of $173,362,500 ($10.05 per Public Unit) from the net proceeds of the Initial Public Offering and the Private Placement was placed in a trust account (the “Trust Account”) with Continental Stock Transfer & Trust Company (“Continental”), acting as trustee. The funds in the Trust Account are held only in (i) U.S. Department of the Treasury (the “Treasury”) bills with a maturity of 185 days or less or in money market funds investing solely in Treasuries obligations, (ii) uninvested cash, or (iii) an interest-bearing bank demand deposit account or other accounts at a bank that meet certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The funds will remain in the Trust Account until the earlier of (x) the consummation of the initial Business Combination or (y) the distribution of the Trust Account proceeds as described below. As of the accompanying balance sheet date, these funds were held in money market accounts.

Initial Business Combination

The Company’s management (“Management”) has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward consummating a Business Combination. The initial Business Combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the Deferred Fee and taxes payable, if any, on income earned on the Trust Account) at the time of the agreement to enter into the Business Combination. Furthermore, there is no assurance that the Company will be able to successfully consummate a Business Combination.

The Company will provide the holders of Public Shares (the “Public Shareholders”) with the opportunity to redeem, regardless of whether they abstain, vote for, or against, the initial Business Combination, all or a portion of their Public Shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek shareholder approval under applicable law or stock exchange listing requirement. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with the Company where it does not survive and any transactions where the Company issues more than 20% of the issued and outstanding Ordinary Shares (as defined in Note 5) or seek to the Company’s amend the amended and restated memorandum and articles of association (as currently in effect, the “Amended and Restated Articles”) would typically require shareholder approval. The Company intends to conduct redemptions without a shareholder vote pursuant to the tender offer rules of the SEC unless shareholder approval is required by applicable law or stock exchange listing rules, or the Company chooses to seek shareholder approval for business or other reasons.

The Amended and Restated Articles provides that the Company has until February 4, 2027, or such earlier liquidation date as the Company’s board of directors (the “Board”) may approve to consummate the initial Business Combination (the “Combination Period”). If the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter (and subject to lawfully available funds therefor), redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less up to $100,000 of interest to pay dissolution expenses and net of taxes payable, if any), divided by the number of then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Board, liquidate and dissolve, subject in each case to the obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Warrants, which will expire without value to the holder if the Company fails to complete the initial Business Combination within the Combination Period.

The Sponsor and the Company’s executive officers and directors have entered into a letter agreement with the Company, dated October 31, 2024 (the “Letter Agreement”), pursuant to which they have waived their rights to liquidating distributions from the Trust Account with respect to their Founder Shares (as defined in Note 5) and Private Placement Shares if the Company fails to complete the initial Business Combination within the Combination Period. However, if the Sponsor and the Company’s executive officers and directors acquire Public Shares, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete the initial Business Combination within the Combination Period. The Underwriter has agreed to waive its rights to the Deferred Fee held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares.

The Sponsor, and the Company’s executive officers and directors have also agreed, pursuant to the Letter Agreement, that they will not propose any amendment to the Amended and Restated Articles (i) in that would modify the substance or timing of the obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within the Combination Period or (ii) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity, in each case unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, if any), divided by the number of then issued and outstanding Public Shares.

Board and Audit Committee Changes

On May 28, 2025, Matthew Hong notified the Board of his resignation as a member and chairman of the Board and a member and chair of the audit committee of the Board (the “Audit Committee”), effective as of the same day.

On May 28, 2025, the Board appointed Anthony James Vinciquerra and William Zachre Wyatt as directors of the Board (the “New Directors”). Effective as of May 28, 2025, Mr. Vinciquerra was appointed as chairman of the Board, Ted Seides, a director of the Company, was appointed as a member of the Audit Committee, and Josh Gold, a director and member of the Audit Committee, was appointed as chair of the Audit Committee. The New Directors serve as Class III Directors of the Board, whose term will expire at the Company’s third annual general meeting.

In connection with the appointments, the New Directors signed a joinder to the Letter Agreement, pursuant to which, among other things, they agreed to waive certain redemption rights and to vote any Ordinary Shares they hold in favor of an initial Business Combination. The New Directors also entered into a standard director indemnity agreement with the Company. Each of the New Directors will also receive membership interests in the Sponsor representing ownership of certain Class B Ordinary Shares solely upon consummation of the Business Combination with a target introduced by such director.

Risks and Uncertainties

The Company’s ability to complete an initial Business Combination may be adversely affected by various factors, many of which are beyond the Company’s control. The Company’s ability to consummate an initial Business Combination could be impacted by, among other things, changes in laws or regulations, downturns in the financial markets or in economic conditions, inflation, fluctuations in interest rates, increases in tariffs, supply chain disruptions, declines in consumer confidence and spending, public health considerations, and geopolitical instability, such as the military conflicts in Ukraine and the Middle East. The Company cannot at this time predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact the Company’s ability to complete an initial Business Combination.

Liquidity, Capital Resources and Going Concern

The Company has a mandatory liquidation date of February 4, 2027, the end of the Combination Period, at which time it will cease all operations except for the purpose of winding up, redeeming public shares, and liquidating. As of December 31, 2025, the Company had working capital of $748,963 and cash outside the Trust Account available to fund ongoing operating expenses.

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, “Presentation of Financial Statements - Going Concern,” Management has evaluated whether conditions and events raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the accompanying financial statements were issued. The Company’s liquidity needs through the liquidation date will depend on the level of transaction costs and the timing of a potential Business Combination. While the current working capital is expected to be sufficient to fund operations for 12 months from the issuance of the accompanying financial statements, if additional expenses are incurred or the Business Combination process extends significantly, the Company may need to seek additional financing from the Sponsor or third parties.

If the Company is unable to complete a Business Combination by November 4, 2026, it will liquidate the Trust Account and distribute the funds to its Public Shareholders. This condition raises substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.